LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.24%
Aerospace & Defense–1.66%
Curtiss-Wright Corp.	3,162	$1,716,776
General Dynamics Corp.	18,852	6,428,532
General Electric Co.	15,088	4,538,772
Howmet Aerospace, Inc.	28,945	5,679,877
Huntington Ingalls Industries, Inc.	8,413	2,422,187
L3Harris Technologies, Inc.	6,369	1,945,156
Lockheed Martin Corp.	3,793	1,893,504
Northrop Grumman Corp.	3,362	2,048,534
RTX Corp.	12,839	2,148,350
Textron, Inc.	21,471	1,814,085
		30,635,773
Air Freight & Logistics–0.20%
FedEx Corp.	7,955	1,875,868
United Parcel Service, Inc. Class B	21,369	1,784,953
		3,660,821
Automobiles–3.16%
Ford Motor Co.	409,406	4,896,496
General Motors Co.	297,535	18,140,709
†Tesla, Inc.	79,195	35,219,600
		58,256,805
Banks–2.85%
Bank of America Corp.	109,311	5,639,354
Citigroup, Inc.	71,167	7,223,451
JPMorgan Chase & Co.	95,052	29,982,252
Popular, Inc.	14,490	1,840,375
Regions Financial Corp.	66,746	1,760,092
Wells Fargo & Co.	73,185	6,134,367
		52,579,891
Beverages–1.13%
Coca-Cola Co.	26,572	1,762,255
Coca-Cola Consolidated, Inc.	14,900	1,745,684
Molson Coors Beverage Co. Class B	37,546	1,698,957
†Monster Beverage Corp.	154,278	10,384,452
PepsiCo, Inc.	37,712	5,296,273
		20,887,621
Biotechnology–3.57%
AbbVie, Inc.	94,875	21,967,357
Amgen, Inc.	30,432	8,587,910
†Biogen, Inc.	20,673	2,895,874
†BioMarin Pharmaceutical, Inc.	29,842	1,616,243
†Exelixis, Inc.	81,032	3,346,622
Gilead Sciences, Inc.	148,409	16,473,399
†Halozyme Therapeutics, Inc.	35,390	2,595,503
†Incyte Corp.	21,596	1,831,557
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	3,135	$1,762,716
†United Therapeutics Corp.	11,362	4,763,064
		65,840,245
Broadline Retail–3.23%
†Amazon.com, Inc.	270,724	59,442,869
		59,442,869
Building Products–0.57%
Johnson Controls International PLC	16,654	1,831,107
Lennox International, Inc.	2,722	1,440,918
Masco Corp.	24,441	1,720,402
Owens Corning	12,268	1,735,431
Trane Technologies PLC	9,051	3,819,160
		10,547,018
Capital Markets–3.75%
Affiliated Managers Group, Inc.	7,644	1,822,559
Bank of New York Mellon Corp.	165,858	18,071,888
Blackrock, Inc.	1,610	1,877,051
Cboe Global Markets, Inc.	7,670	1,881,068
Charles Schwab Corp.	25,888	2,471,527
CME Group, Inc.	6,936	1,874,038
Goldman Sachs Group, Inc.	12,709	10,120,812
Moody's Corp.	17,661	8,415,113
Morgan Stanley	40,097	6,373,819
Nasdaq, Inc.	19,335	1,710,181
Northern Trust Corp.	13,783	1,855,192
S&P Global, Inc.	3,300	1,606,143
SEI Investments Co.	30,646	2,600,313
State Street Corp.	44,048	5,110,009
T. Rowe Price Group, Inc.	16,635	1,707,416
XP, Inc. Class A	86,636	1,627,890
		69,125,019
Chemicals–0.91%
CF Industries Holdings, Inc.	53,043	4,757,957
Corteva, Inc.	22,916	1,549,809
Eastman Chemical Co.	27,559	1,737,595
Linde PLC	3,633	1,725,675
Mosaic Co.	102,648	3,559,833
RPM International, Inc.	14,315	1,687,452
Sherwin-Williams Co.	4,799	1,661,702
		16,680,023
Commercial Services & Supplies–0.81%
Cintas Corp.	54,995	11,288,274
Republic Services, Inc.	7,870	1,806,008
Veralto Corp.	16,655	1,775,589
		14,869,871
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.79%
†Arista Networks, Inc.	15,701	$2,287,793
Cisco Systems, Inc.	153,239	10,484,612
†F5, Inc.	5,539	1,790,149
		14,562,554
Construction & Engineering–0.20%
EMCOR Group, Inc.	2,855	1,854,437
Valmont Industries, Inc.	4,751	1,842,105
		3,696,542
Construction Materials–0.18%
CRH PLC	27,419	3,287,538
		3,287,538
Consumer Finance–0.40%
Synchrony Financial	103,062	7,322,555
		7,322,555
Consumer Staples Distribution & Retail–1.91%
Albertsons Cos., Inc. Class A	122,363	2,142,576
Costco Wholesale Corp.	1,870	1,730,928
†Dollar Tree, Inc.	18,460	1,742,070
Kroger Co.	188,539	12,709,414
Target Corp.	20,274	1,818,578
Walmart, Inc.	146,463	15,094,477
		35,238,043
Containers & Packaging–0.09%
Crown Holdings, Inc.	16,856	1,628,121
		1,628,121
Diversified Telecommunication Services–1.34%
AT&T, Inc.	541,892	15,303,030
Verizon Communications, Inc.	211,446	9,293,052
		24,596,082
Electric Utilities–1.17%
Edison International	97,354	5,381,729
Entergy Corp.	20,523	1,912,538
Exelon Corp.	41,342	1,860,804
FirstEnergy Corp.	78,671	3,604,705
NRG Energy, Inc.	43,107	6,981,179
PG&E Corp.	116,460	1,756,217
		21,497,172
Electrical Equipment–0.49%
Eaton Corp. PLC	4,781	1,789,289
Emerson Electric Co.	13,235	1,736,167
GE Vernova, Inc.	3,286	2,020,562
†Generac Holdings, Inc.	9,668	1,618,423
Hubbell, Inc.	4,098	1,763,411
		8,927,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.20%
Amphenol Corp. Class A	15,057	$1,863,304
TE Connectivity PLC	8,503	1,866,663
		3,729,967
Energy Equipment & Services–0.10%
TechnipFMC PLC	46,014	1,815,252
		1,815,252
Entertainment–1.53%
Electronic Arts, Inc.	10,453	2,108,370
†Netflix, Inc.	15,134	18,144,455
Walt Disney Co.	68,723	7,868,784
		28,121,609
Financial Services–5.34%
†Berkshire Hathaway, Inc. Class B	51,095	25,687,500
Mastercard, Inc. Class A	54,625	31,071,246
MGIC Investment Corp.	69,703	1,977,474
†PayPal Holdings, Inc.	43,022	2,885,056
Visa, Inc. Class A	102,284	34,917,712
Voya Financial, Inc.	23,290	1,742,092
		98,281,080
Food Products–0.28%
Archer-Daniels-Midland Co.	56,949	3,402,133
Ingredion, Inc.	14,518	1,772,793
		5,174,926
Gas Utilities–0.23%
National Fuel Gas Co.	27,142	2,507,107
UGI Corp.	52,731	1,753,833
		4,260,940
Ground Transportation–0.81%
Ryder System, Inc.	11,983	2,260,473
†Uber Technologies, Inc.	77,845	7,626,475
Union Pacific Corp.	20,879	4,935,169
		14,822,117
Health Care Equipment & Supplies–1.75%
Abbott Laboratories	47,045	6,301,207
†Boston Scientific Corp.	104,021	10,155,570
†IDEXX Laboratories, Inc.	10,731	6,855,929
†Intuitive Surgical, Inc.	4,137	1,850,191
Medtronic PLC	19,317	1,839,751
ResMed, Inc.	13,185	3,609,130
Stryker Corp.	4,511	1,667,581
		32,279,359
Health Care Providers & Services–1.11%
Cencora, Inc.	6,161	1,925,497
Cigna Group	5,282	1,522,537
CVS Health Corp.	49,325	3,718,612
Elevance Health, Inc.	5,850	1,890,252
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	6,570	$2,800,134
Humana, Inc.	6,261	1,628,924
McKesson Corp.	2,339	1,806,971
UnitedHealth Group, Inc.	9,388	3,241,676
Universal Health Services, Inc. Class B	9,470	1,936,047
		20,470,650
Health Care REITs–0.10%
Omega Healthcare Investors, Inc.	42,058	1,775,689
		1,775,689
Health Care Technology–0.09%
†Veeva Systems, Inc. Class A	5,713	1,701,960
		1,701,960
Hotels, Restaurants & Leisure–1.51%
Booking Holdings, Inc.	2,721	14,691,414
†Carnival Corp.	69,433	2,007,308
†Chipotle Mexican Grill, Inc.	46,539	1,823,863
Domino's Pizza, Inc.	3,612	1,559,337
†DoorDash, Inc. Class A	6,956	1,891,962
McDonald's Corp.	5,866	1,782,619
Royal Caribbean Cruises Ltd.	7,534	2,437,852
Yum! Brands, Inc.	10,985	1,669,720
		27,864,075
Household Durables–0.26%
DR Horton, Inc.	10,433	1,768,080
Garmin Ltd.	5,420	1,334,512
†NVR, Inc.	216	1,735,487
		4,838,079
Household Products–1.11%
Colgate-Palmolive Co.	135,000	10,791,900
Kimberly-Clark Corp.	40,611	5,049,572
Procter & Gamble Co.	29,741	4,569,704
		20,411,176
Independent Power and Renewable Electricity Producers–0.30%
AES Corp.	180,930	2,381,039
Vistra Corp.	16,413	3,215,635
		5,596,674
Industrial Conglomerates–0.10%
Honeywell International, Inc.	8,479	1,784,830
		1,784,830
Industrial REITs–0.52%
First Industrial Realty Trust, Inc.	33,255	1,711,635
Prologis, Inc.	69,359	7,942,993
		9,654,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.45%
Allstate Corp.	22,103	$4,744,409
Axis Capital Holdings Ltd.	18,708	1,792,226
Chubb Ltd.	6,984	1,971,234
Globe Life, Inc.	12,606	1,802,280
Hartford Insurance Group, Inc.	13,352	1,781,023
Loews Corp.	18,525	1,859,725
Progressive Corp.	7,309	1,804,958
RenaissanceRe Holdings Ltd.	7,373	1,872,226
Travelers Cos., Inc.	25,995	7,258,324
Unum Group	23,971	1,864,464
		26,750,869
Interactive Media & Services–7.84%
Alphabet, Inc. Class A	339,426	82,582,727
Match Group, Inc.	47,918	1,692,464
Meta Platforms, Inc. Class A	81,762	60,044,377
		144,319,568
IT Services–0.71%
Accenture PLC Class A	6,901	1,701,787
Cognizant Technology Solutions Corp. Class A	56,622	3,797,637
International Business Machines Corp.	13,591	3,834,837
VeriSign, Inc.	13,334	3,727,786
		13,062,047
Life Sciences Tools & Services–0.62%
Agilent Technologies, Inc.	10,193	1,308,272
Danaher Corp.	9,523	1,888,030
†Medpace Holdings, Inc.	6,077	3,124,550
†Mettler-Toledo International, Inc.	2,594	3,184,420
Thermo Fisher Scientific, Inc.	3,784	1,835,316
		11,340,588
Machinery–1.24%
Allison Transmission Holdings, Inc.	20,466	1,737,154
Caterpillar, Inc.	7,255	3,461,723
Cummins, Inc.	4,432	1,871,944
Deere & Co.	2,727	1,246,948
Donaldson Co., Inc.	22,152	1,813,141
Illinois Tool Works, Inc.	6,755	1,761,434
Lincoln Electric Holdings, Inc.	7,595	1,791,129
Mueller Industries, Inc.	31,930	3,228,442
Oshkosh Corp.	18,706	2,426,168
Snap-on, Inc.	5,285	1,831,411
Toro Co.	22,559	1,718,996
		22,888,490
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.29%
Comcast Corp. Class A	108,065	$3,395,402
Omnicom Group, Inc.	23,363	1,904,786
		5,300,188
Metals & Mining–0.84%
Alcoa Corp.	53,437	1,757,543
Freeport-McMoRan, Inc.	39,340	1,542,915
Newmont Corp.	102,337	8,628,033
Nucor Corp.	12,682	1,717,523
Reliance, Inc.	6,340	1,780,462
		15,426,476
Multi-Utilities–0.39%
Ameren Corp.	17,591	1,836,149
Consolidated Edison, Inc.	17,051	1,713,966
Dominion Energy, Inc.	29,638	1,812,956
DTE Energy Co.	13,158	1,860,936
		7,224,007
Oil, Gas & Consumable Fuels–2.20%
APA Corp.	116,548	2,829,785
Chevron Corp.	47,940	7,444,603
ConocoPhillips	19,446	1,839,397
Devon Energy Corp.	188,235	6,599,519
EOG Resources, Inc.	99,101	11,111,204
Exxon Mobil Corp.	94,748	10,682,837
		40,507,345
Passenger Airlines–0.23%
†United Airlines Holdings, Inc.	44,777	4,320,980
		4,320,980
Personal Care Products–0.09%
Kenvue, Inc.	98,383	1,596,756
		1,596,756
Pharmaceuticals–1.75%
Bristol-Myers Squibb Co.	78,498	3,540,260
Eli Lilly & Co.	17,334	13,225,842
Johnson & Johnson	28,654	5,313,025
Merck & Co., Inc.	61,332	5,147,595
Pfizer, Inc.	198,524	5,058,391
		32,285,113
Professional Services–0.29%
Automatic Data Processing, Inc.	6,172	1,811,482
Genpact Ltd.	39,214	1,642,674
Leidos Holdings, Inc.	9,825	1,856,532
		5,310,688
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.20%
†CBRE Group, Inc. Class A	12,613	$1,987,304
†Jones Lang LaSalle, Inc.	5,722	1,706,758
		3,694,062
Residential REITs–0.19%
Equity Residential	27,504	1,780,334
Sun Communities, Inc.	13,955	1,800,195
		3,580,529
Retail REITs–0.41%
NNN REIT, Inc.	41,794	1,779,170
Simon Property Group, Inc.	30,692	5,759,968
		7,539,138
Semiconductors & Semiconductor Equipment–13.99%
†Advanced Micro Devices, Inc.	32,160	5,203,166
Applied Materials, Inc.	39,618	8,111,389
Broadcom, Inc.	140,452	46,336,519
KLA Corp.	4,979	5,370,350
Lam Research Corp.	53,140	7,115,446
Micron Technology, Inc.	71,571	11,975,260
NVIDIA Corp.	819,028	152,814,244
QUALCOMM, Inc.	103,044	17,142,400
Skyworks Solutions, Inc.	23,005	1,770,925
Texas Instruments, Inc.	10,075	1,851,080
		257,690,779
Software–11.46%
†Adobe, Inc.	61,263	21,610,523
†AppLovin Corp. Class A	4,750	3,413,065
†Autodesk, Inc.	5,430	1,724,948
†Cadence Design Systems, Inc.	5,340	1,875,728
†Docusign, Inc.	20,817	1,500,698
†Dropbox, Inc. Class A	59,750	1,805,048
†Fortinet, Inc.	22,166	1,863,717
Gen Digital, Inc.	57,176	1,623,227
Intuit, Inc.	12,252	8,367,013
Microsoft Corp.	253,667	131,386,823
Oracle Corp.	35,893	10,094,547
†Palantir Technologies, Inc. Class A	62,188	11,344,335
Salesforce, Inc.	22,032	5,221,584
†ServiceNow, Inc.	3,351	3,083,858
†Zoom Communications, Inc. Class A	73,873	6,094,523
		211,009,637
Specialized REITs–0.69%
Gaming & Leisure Properties, Inc.	37,546	1,750,019
VICI Properties, Inc.	338,248	11,030,267
		12,780,286
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.73%
†AutoZone, Inc.	424	$1,819,062
Best Buy Co., Inc.	23,931	1,809,662
Home Depot, Inc.	25,322	10,260,221
Lowe's Cos., Inc.	5,766	1,449,054
†O'Reilly Automotive, Inc.	17,945	1,934,650
TJX Cos., Inc.	73,675	10,648,985
†Ulta Beauty, Inc.	3,968	2,169,504
Williams-Sonoma, Inc.	8,929	1,745,173
		31,836,311
Technology Hardware, Storage & Peripherals–6.56%
Apple, Inc.	466,260	118,723,784
Western Digital Corp.	17,535	2,105,252
		120,829,036
Textiles, Apparel & Luxury Goods–0.31%
†Deckers Outdoor Corp.	14,487	1,468,547
†Lululemon Athletica, Inc.	11,223	1,996,908
Tapestry, Inc.	19,962	2,260,098
		5,725,553
Tobacco–0.56%
Altria Group, Inc.	128,156	8,465,985
Philip Morris International, Inc.	11,132	1,805,611
		10,271,596
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.45%
Fastenal Co.	98,595	$4,835,099
United Rentals, Inc.	1,894	1,808,126
WW Grainger, Inc.	1,773	1,689,598
		8,332,823
Total Common Stock (Cost $1,161,432,737)		1,809,488,291

MONEY MARKET FUND–1.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	31,195,988	31,195,988
Total Money Market Fund (Cost $31,195,988)		31,195,988

TOTAL INVESTMENTS–99.93% (Cost $1,192,628,725)	1,840,684,279
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,228,588
NET ASSETS APPLICABLE TO 113,056,430 SHARES OUTSTANDING–100.00%	$1,841,912,867

†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
90	CME E-mini S&P 500 Index Futures	$30,324,375	$30,055,918	12/19/25	$268,457	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5